In-process research and development and goodwill (Tables)	9 Months Ended
Sep. 30, 2016
In-process research and development and goodwill
Schedule of gross carrying amount of in process research and development and goodwill

In-process research and development and Goodwill consists of the following (in thousands):

	As of September 30, 2016
	Beginning of Period	Additions	Impairment	End of Period
In-process research and development	$36,551	$—	$(5,228)	$31,323
Goodwill	7,256	—	—	7,256
Total	$43,807	$—	$(5,228)	$38,579

	As of December 31, 2015
	Beginning of Period	Additions	Impairment	End of Period
In-process research and development	$5,228	$31,323	$—	$36,551
Goodwill	2,200	5,056	—	7,256
Total	$7,428	$36,379	$—	$43,807